                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-A monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-JAN-07

DAIMLERCHRYSLER AUTO TRUST 2006-A
MONTHLY SERVICER'S CERTIFICATE (KM)                                  PAGE 1 OF 2


Payment Determination Statement Number          10
Distribution Date                        08-Jan-07
Record Date                              05-Jan-07

DATES COVERED        FROM AND INCLUDING   TO AND INCLUDING
-------------        ------------------   ----------------
Collections Period        01-Dec-06           31-Dec-06
Accrual Period            08-Dec-06           07-Jan-07
30/360 Days                      30
Actual/360 Days                  31

                                           NUMBER OF
COLLATERAL POOL BALANCE DATA                ACCOUNTS        $ AMOUNT
----------------------------               ---------   -----------------
Pool Balance - Beginning of Period           77,126    $1,129,915,156.47
Collections of Installment Principal                       25,521,103.13
Collections Attributable to Full Payoffs                   14,793,341.09
Principal Amount of Repurchases                                     0.00
Principal Amount of Gross Losses                            2,557,312.75
                                                       -----------------
Pool Balance - End of Period(EOP)            75,475    $1,087,043,399.50
                                                       =================

POOL STATISTICS                                                 END OF PERIOD
---------------                                               -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)      $1,631,098,710.56
Pool Factor (Pool Balance as a % of Initial Pool Balance)                 66.64%
Ending Overcollateralization(O/C) Amount                      $  113,557,903.63
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)             111.665%
Cumulative Net Losses                                         $    8,035,985.96
Net Loss Ratio (3 mos weighted avg.)                                      1.357%
Cumulative Recovery Ratio                                                45.427%

Delinquency Information:(1)      $ AMOUNT     % OF EOP POOL BAL.   # OF ACCOUNTS
---------------------------   -------------   ------------------   -------------
31-60 Days Delinquent         14,791,094.13         1.361%              924
61-90 Days Delinquent          2,371,459.46         0.218%              134
91-120 Days Delinquent           384,850.63         0.035%               18
121 Days or More Delinquent
Repossessions                  2,999,670.14         0.276%              169

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                        5,755,980.23
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)        0.48546%

                                           CURRENT MONTH   PRIOR MONTH
                                           -------------   -----------
Weighted Average A.P.R.                        6.788%         6.792%
Weighted Average Remaining Term (months)       42.42          43.28
Weighted Average Seasoning (months)            21.90          20.98

CASH SOURCES
   Collections of Installment Principal       $   25,521,103.13
   Collections Attributable to Full Payoffs       14,793,341.09
   Principal Amount of Repurchases                         0.00
   Recoveries on Loss Accounts                     1,034,000.03
   Collections of Interest                         5,962,792.39
   Investment Earnings                               162,856.96
   Reserve Account                                 3,767,500.00
                                              -----------------
   TOTAL SOURCES                              $   51,241,593.60
                                              =================
CASH USES
   Servicer Fee                               $      941,595.96
   A Note Interest                                 4,041,534.06
   Priority Principal Distribution Amount                  0.00
   B Note Interest                                   193,606.67
   Reserve Fund                                    3,767,500.00
   Regular Principal Distribution Amount          37,807,562.72
   Distribution to Certificateholders              4,489,794.19
                                              -----------------
   TOTAL CASH USES                            $   51,241,593.60
                                              =================
ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources          $   51,241,593.60
Investment Earnings in Trust Account                (162,856.96)
Daily Collections Remitted                       (44,882,628.09)
Cash Reserve in Trust Account                     (3,767,500.00)
Servicer Fee (withheld)                             (941,595.96)
O/C Release to Seller                             (4,489,794.19)
                                              -----------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT           ($3,002,781.60)
                                              =================
O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                                  $1,087,043,399.50
Yield Supplement O/C Amount                      (62,321,824.90)
                                              -----------------
Adjusted Pool Balance                         $1,024,721,574.60
Total Securities                              $  973,485,495.87
                                              -----------------
Adjusted O/C Amount                           $   51,236,078.73
Target Overcollateralization Amount           $   51,236,078.73
O/C Release Period?                                         Yes
O/C Release                                   $    4,489,794.19

                                                                                             Principal
                                                                              Principal         per         Interest      Interest
NOTES                                Beginning Balance    Ending Balance       Payment      $1000 Face      Payment      $1000 Face
-----                                -----------------   ---------------   --------------   ----------   -------------   ----------
Class A-1 307,000,000.00 @ 4.7914%                0.00              0.00             0.00    0.0000000            0.00    0.0000000
Class A-2 485,000,000.00 @ 5.06%        296,293,058.59    258,485,495.87    37,807,562.72   77.9537376    1,249,369.06    2.5760187
Class A-3 510,000,000.00 @ 5.00%        510,000,000.00    510,000,000.00             0.00    0.0000000    2,125,000.00    4.1666667
Class A-4 159,800,000.00 @ 5.01%        159,800,000.00    159,800,000.00             0.00    0.0000000      667,165.00    4.1750000
Class B 45,200,000.00 @ 5.14%            45,200,000.00     45,200,000.00             0.00    0.0000000      193,606.67    4.2833334
                                     -----------------   ---------------   --------------                -------------
   Total Notes                       $1,011,293,058.59   $973,485,495.87   $37,807,562.72                $4,235,140.73
                                     =================   ===============   ==============                =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 31